Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 09, 2022	Mar. 16, 2021	Mar. 16, 2023	Sep. 30, 2022	Mar. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 15, 2023	Mar. 14, 2023	Oct. 14, 2022	Jun. 30, 2022
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Net proceeds										$ 250,000,000
Common stock price (in Dollars per share)							$ 18
Gross proceeds										5,400,000
Offering cost							$ 4,900,000		4,900,000
Underwriting fees									4,500,000
Other costs							$ 400,000		$ 400,000
Price per share (in Dollars per share)									$ 10			$ 10.69
Redeem public share percentage							100.00%		100.00%
Dissolution expenses							$ 100,000		$ 100,000
Public share per share (in Dollars per share)				$ 0.04	$ 0.33		$ 10.69
Extension loan					$ 976,832						$ 344,781
Cash							$ 25,000		41,154	25,000
Working capital							10,118,000		9,209,000	2,634,000
Interest income earned							344,809	$ 6,440	$ 1,240,443	$ 17,673
Description of transaction									The Company’s liquidity needs through December 31, 2022 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $79,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, the Sponsor Loan (as defined below), the First Working Capital Loan (as defined below) and the Second Working Capital Loan (as defined below).
Maximum sponsor loan									$ 1,750,000
Working capital loan							500,000						$ 750,000	$ 1,000,000
Second extension loan					976,832
Federal excise tax rate									21.00%	21.00%
Aggregate amount	$ 344,781				$ 976,832
Extension loan	$ 344,781			$ 57,464
Trust account							16,290,945
Cash							25,000		$ 41,200
Sponsor exchange							25,000
Sponsor loan							79,000		7,534,106
Expenses relating to investigation and other working capital requirements							1,750,000
Face amounts loans							$ 9,121,000		$ 8,500,000
Forward Purchase Contract [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock price per share (in Dollars per share)									$ 10
Gross proceeds									$ 10,000,000
Initial business combination units (in Shares)							1,000,000		1,000,000
Purchase price per share (in Dollars per share)							$ 10
Generating gross proceeds							$ 10,000,000
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of Units (in Shares)			3,000,000			3,000,000
Sale of stock price per share (in Dollars per share)			$ 10			$ 10
First extension loan		$ 4,424,015
Public share per share (in Dollars per share)		$ 0.2			$ 0.33		$ 1,523,509
Extension loan					$ 976,832
Working capital							$ 1,750,000
Loans payable							9,121,000		$ 8,200,000
Second extension loan							$ 9,121,000		$ 8,200,000	$ 734,000
Purchase price per share (in Dollars per share)						$ 10
Extension loan					$ 976,832
Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of Units (in Shares)							540,000		540,000
Sale of stock price per share (in Dollars per share)									$ 10
Gross proceeds									$ 5,400,000
Purchase price per share (in Dollars per share)							$ 10
Generating gross proceeds							$ 5,400,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of Units (in Shares)							25,000,000		25,000,000
Sale of stock price per share (in Dollars per share)							$ 10		$ 10
Net proceeds			$ 250,000,000			$ 250,000,000
Price per share (in Dollars per share)			$ 10			$ 10
Sponsor Loan [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Working capital loan													$ 750,000
Second extension loan							$ 10			$ 734,000
Face value of loans									$ 8,500,000
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
First extension loan		$ 4,424,015
Public share per share (in Dollars per share)		$ 0.2
Shares held trust account per share (in Dollars per share)									$ 10
Common stock, par value (in Dollars per share)							$ 10
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)							$ 12
Redeeming Shares Aggregate percentage							15.00%		15.00%
Shares held trust account per share (in Dollars per share)									$ 10
Common stock, par value (in Dollars per share)		$ 10					$ 10.7		$ 10.53	$ 10
Class A Common Stock [Member] | Forward Purchase Contract [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued (in Shares)							250,000		250,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued (in Shares)									540,000
Initial Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Fair market value percentage							80.00%		80.00%
Liquidity and Capital Resources [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Interest income earned									$ 276,000	$ 18,000
Interest income earned							$ 285,000		$ 276,000
Underwriting [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Underwriting fees							$ 4,500,000
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Acquires outstanding voting securities							50.00%		50.00%
Net tangible assets							$ 5,000,001		$ 5,000,001
Dissolution expenses							$ 100,000		$ 100,000
Shares held trust account per share (in Dollars per share)									$ 10
Common stock, par value (in Dollars per share)							$ 10
Business Combination [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares held trust account per share (in Dollars per share)									$ 10
Inflation Reduction Act of 2022 [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Federal excise tax rate							1.00%		1.00%
Business Combination [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 10
CFAC Holdings VIII, LLC [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of Units (in Shares)			25,000,000			25,000,000
Net proceeds			$ 250,000,000
Business combination expire			5 years			5 years
Generating gross proceeds						$ 250,000,000
CFAC Holdings VIII, LLC [Member] | Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock price (in Dollars per share)			$ 11.5			$ 11.5
Common stock, par value (in Dollars per share)			$ 11.5			$ 11.5